Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Leases
Operating Leases

Note 7 – Operating Leases

The Company determines if a contract is, or contains, a lease at contract inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities and operating lease liabilities, net of current portion in the Company’s consolidated balance sheets. Finance leases are included in property and equipment, current portion of finance lease obligations and finance lease obligations, net of current portion in the Company’s consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. In addition, ROU assets include initial direct costs incurred by the lessee as well as any lease payments made at or before the commencement date and exclude lease incentives. The Company used the implicit rate in the lease in determining the present value of lease payments. Lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leases with a term of one year or less are generally not included in ROU assets and corresponding operating lease liabilities.

In 2023, the Company entered into a lease agreement for office space in Chicago, Illinois, commencing on August 1, 2023 for a term of three years and four months and expiring on November 30, 2026. The monthly rent for August to November 2023 was abated, and the Company started to make monthly rental installments from December 2023 of $12,847. The monthly rental payment increases by approximately 2% every August starting from 2024.

On July 20, 2023, the Company entered into another lease agreement for laboratory facilities in Iowa City, Iowa, commencing on August 1, 2023 for a term of five years and four months and expiring on November 30, 2028. The monthly rent for August to November 2023 was abated, and the Company started to pay a monthly rent of $8,505 ($102,060 annually) commencing December 1, 2023. In addition, the landlord agreed to provide the Company with a one-time Tenant Improvement Allowance (“TIA”) in the amount of up to, but not exceeding $50 per rentable square foot of the premises for a maximum allowance of $253,000.

Pursuant to ASC Topic 842 Leases, the Company accounted for both leases as operating leases and accounted for the TIA as a lease incentive, which was estimated to be payable on December 1, 2023. The Company received the TIA from landlord in maximum amount of $253,000 on January 16, 2024 and recorded a reimbursement receivable from landlord of $253,000 as of December 31, 2023, which was included in Prepaid expenses and other current assets on the consolidated balance sheets.

During the year ended December 31, 2023, the Company recorded ROU assets of $663,875 and operating lease liabilities of $642,523 at the lease commencement date. The discount rate used to determine the present value is the incremental borrowing rate, estimated to be 4.57% for the Chicago lease and 4.24% for the Iowa City lease, respectively, as the interest rate implicit in our lease is not readily determinable.

As of September 30, 2024 and December 31, 2023, operating lease ROU assets and operating lease liabilities are recorded on the consolidated balance sheets as follows:

	September 30,	December 31
	2024	2023
Operating Lease:
Operating lease right-of-use assets, net	$473,984	$575,227
Current portion of operating lease liabilities	$233,871	$223,929
Operating lease liabilities, net of current portion	$486,597	$663,099

As of September 30, 2024, the weighted-average remaining lease terms of the two operating leases were 2.2 years and 4.2 years, respectively.

The following table summarizes maturities of operating lease liabilities based on lease terms as of December 31:

2024 (remaining period)	$64,827
2025	260,611
2026	250,152
2027	102,060
2028	93,555
Total lease payments	771,205
Less: Imputed interest	50,737
Present value of lease liabilities	$720,468

At September 30, 2024, the Company had the following future minimum payments due under the non-cancelable lease:

2024 (remaining period)	$64,827
2025	260,611
2026	250,152
2027	102,060
2028	93,555
Total minimum lease payments	$771,205

Consolidated rental expense for all operating leases was $158,065 and $97,815 for the nine months ended September 30, 2024 and 2023, respectively, and $66,667 and $36,971 for the three months ended September 30, 2024 and 2023, respectively.

 The following table summarizes the cash paid and related right-of-use operating lease recognized for the nine months ended September 30, 2024.

Nine months Ended
September 30, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$192,681
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases	$166,560

Note 7 – Operating Leases

The Company determines if a contract is, or contains, a lease at contract inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities and operating lease liabilities, net of current portion in the Company’s consolidated balance sheets. Finance leases are included in property and equipment, current portion of finance lease obligations and finance lease obligations, net of current portion in the Company’s consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. In addition, ROU assets include initial direct costs incurred by the lessee as well as any lease payments made at or before the commencement date and exclude lease incentives. The Company used the implicit rate in the lease in determining the present value of lease payments. Lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leases with a term of one year or less are generally not included in ROU assets and corresponding operating lease liabilities.

In 2023, the Company entered into a lease agreement for office space in Chicago, Illinois, commencing on August 1, 2023 for a term of three years and four months and expiring on November 30, 2026. The monthly rent for August to November 2023 was abated and the Company started to make monthly rental installments from December 2023 of $12,847. The monthly rental payment increases by approximately 2% every August starting from 2024.

On July 20, 2023, the Company entered into another lease agreement for laboratory in Iowa City, Iowa, commencing on August 1, 2023 for a term of five years and four months and expiring on November 30, 2028. The monthly rent for August to November 2023 was abated and the Company agreed to pay a monthly rent of $8,505 ($102,060 annually) commencing December 1, 2023. In addition, the landlord agreed to provide the Company with a one-time Tenant Improvement Allowance (“TIA”) in the amount of up to, but not exceeding $50 per rentable square foot of the premises for a maximum allowance of $253,000.

Pursuant to ASC Topic 842 Leases, the Company accounted for both leases as operating leases and accounted for the TIA as a lease incentive, which was estimated to be payable on December 1, 2023. The Company received the TIA from landlord in maximum amount of $253,000 on January 16, 2024 and recorded a reimbursement receivable from landlord of $253,000 as of December 31, 2023, which was included in Prepaid expenses and other current assets on the consolidated balance sheets.

During the year ended December 31, 2023, the Company recorded ROU assets of $663,875 and operating lease liabilities of $642,523 at lease commencement date. The discount rate used to determine the present value is the incremental borrowing rate, estimated to be 4.57% for Chicago lease and 4.24% for Iowa City lease, respectively, as the interest rate implicit in our lease is not readily determinable.

As of December 31, 2023, operating lease ROU assets and operating lease liabilities are recorded on the consolidated balance sheets as follows:

December 31,
2023
Operating Lease:
Operating lease right-of-use assets, net	$575,227
Current portion of operating lease liabilities	$223,929
Operating lease liabilities, net of current portion	$663,099

As of December 31, 2023, the weighted-average remaining lease terms of the two operating leases were 2.9 years and 4.9 years, respectively.

The following table summarizes maturities of operating lease liabilities based on lease terms as of December 31:

2024	$257,508
2025	260,611
2026	250,152
2027	102,060
2028	93,555
Total lease payments	963,886
Less: Imputed interest	76,858
Present value of lease liabilities	$887,028

At December 31, 2023, the Company had the following future minimum payments due under the non-cancelable lease:

2024	$257,508
2025	260,611
2026	250,152
2027	102,060
2028	93,555
Total minimum lease payments	$963,886

Consolidated rental expense for all operating leases was $138,266 and $53,344 for the years ended December 31, 2023 and 2022, respectively.

The following table summarizes the cash paid and related right-of-use operating lease recognized for the year ended December 31, 2023.

Year Ended
December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$21,352
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases	$4,950